GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL
GOODWILL

10.  GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 were as follows:

	2013	2014
	RMB	RMB

Balance at beginning of year	822,585,341	972,531,184
Acquisition of a technology company focusing on hotel customer reviews (Note 2)	—	366,884,722
Acquisition of an offline travel agency (Note 2)	—	330,669,958
Acquisition of an online trip package service provider (Note 2)	—	207,981,890
Acquisition of a B2B hotel reservation company (Note 2)	72,406,431	1,400,000
Acquisition of a wholesaler operated hotel reservation and air ticketing services (Note 2)	43,993,740	3,656,496
Others	33,545,672	9,383,458
Balance at end of period	972,531,184	1,892,507,708

In November, 2014, the Company completed the transaction to acquire controlling shares of a technology company focusing on hotel customer reviews. Goodwill of RMB367 million was recognized from this acquisition. In December, 2014, the Company completed the transaction to acquire controlling voting interests of an offline travel agency. Goodwill of RMB331 million was recognized from this acquisition. In January, 2014, the Company completed the transaction to acquire controlling shares of an online trip package service provider. Goodwill of RMB208 million was recognized from this acquisition (Note 2). In 2013, the Company purchased controlling shares of a B2B hotel reservation company. Goodwill of RMB72 million was recognized from this acquisition. In August 2013, the Company purchased 100% equity interest of a wholesaler operated hotel reservation and air ticketing services. Goodwill of RMB44 million was recognized from this acquisition.

From time to time, the Company selectively acquired or invested in businesses that complement our existing business. In 2012, the Company invested in a high-end travel agency and a railway ticket agency. In 2013, other than the acquisitions above, the Company further invested in a company engaged in operating a mobile application for online interactive travel forums. In 2014, other than the acquisitions above, the Company invested in an online travel information and experience sharing platform operator. The excess of the total cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over the fair value of the identifiable net assets of the acquiree are recorded as goodwill.

Goodwill arose from the business combination completed in the years ended December 31, 2014 has been allocated to the single reporting unit of the Group. Goodwill represents the synergy effects of the business combination.